Segment information and revenue analysis (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Total revenues	$ 1,864,869	$ 3,443,594
Mainland China [Member]
Total revenues	1,864,869	3,443,594
Outside Mainland China [Member]
Total revenues
Total Revenues [Member]
Total revenues	$ 1,864,869	$ 3,443,594